Lease liability - Summary of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	$ 2,691	$ 2,445
Non-current lease liability	15,182	17,306
Total lease liabilities	17,873	19,751
Property
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	2,613	2,382
Non-current lease liability	15,017	17,200
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	29	24
Non-current lease liability	98	45
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	49	39
Non-current lease liability	$ 67	$ 61